SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 M Y
Summary Of Significant Accounting Policies 1	$ 11
Summary Of Significant Accounting Policies 2	14
Summary Of Significant Accounting Policies 3	73
Summary Of Significant Accounting Policies 4	72
Summary Of Significant Accounting Policies 5	22.00%
Summary Of Significant Accounting Policies 6	10.00%
Summary Of Significant Accounting Policies 7	19.00%
Summary Of Significant Accounting Policies 8	10.00%
Summary Of Significant Accounting Policies 9	10.00%
Summary Of Significant Accounting Policies 10	30
Summary Of Significant Accounting Policies 11	9
Summary Of Significant Accounting Policies 12	36.00%
Summary Of Significant Accounting Policies 13	43.00%
Summary Of Significant Accounting Policies 14	22.80%
Summary Of Significant Accounting Policies 15	10.00%
Summary Of Significant Accounting Policies 16	25.00%
Summary Of Significant Accounting Policies 17	10.00%
Summary Of Significant Accounting Policies 18	10.60%
Summary Of Significant Accounting Policies 19	10.00%
Summary Of Significant Accounting Policies 20	46
Summary Of Significant Accounting Policies 21	12
Summary Of Significant Accounting Policies 22	12
Summary Of Significant Accounting Policies 23	223,604
Summary Of Significant Accounting Policies 24	357,627
Summary Of Significant Accounting Policies 25	0
Summary Of Significant Accounting Policies 26	0
Summary Of Significant Accounting Policies 27	$ 3
Summary Of Significant Accounting Policies 28	6.7595